General Information - Consolidated Subsidiaries Acquired or Newly Established (Detail)	12 Months Ended
Dec. 31, 2018
POS-LT PTY LTD [member]
Disclosure of subsidiaries [line items]
Date of addition	2018-03
Ownership (%)	100.00%
Reason	New establishment
POSCO SINGAPORE LNG TRADING PTE. LTD [member]
Disclosure of subsidiaries [line items]
Date of addition	2018-06
Ownership (%)	100.00%
Reason	New establishment
ZHEJIANG POSCO-HUAYOU ESM CO.,LTD [member]
Disclosure of subsidiaries [line items]
Date of addition	2018-06
Ownership (%)	100.00%
Reason	New establishment
POSCO Argentina S.A.U. [member]
Disclosure of subsidiaries [line items]
Date of addition	2018-10
Ownership (%)	100.00%
Reason	New establishment
Songdo Development PMC (Project Management Company) LLC. [member]
Disclosure of subsidiaries [line items]
Date of addition	2018-10
Ownership (%)	100.00%
Reason	New establishment